SCHEDULE OF WEIGHTED AVERAGE AMORTIZATION PERIOD FOR INTANGIBLE ASSETS (Details)	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	9 years 8 months 12 days
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	10 years
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	7 years 10 months 24 days